Expenses for shipping activities	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Expenses for shipping activities	Expenses for shipping activities
Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Commissions paid	(9,158)	(8,363)
Bunkers	(59,270)	(50,720)
Other voyage related expenses	(17,475)	(12,462)
Total voyage expenses and commissions	(85,903)	(71,545)

The voyage expenses and commissions increased in the first six months of 2024 compared to the same period in 2023 mainly due to an increase in bunker costs.
The increase in bunker cost and commissions paid in the first semester of 2024 is mainly due to the integration of the CMB.TECH vessels as of February, 2024 and thus more vessels operating on the spot.
For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. The 24 vessels sold and delivered to Frontline do not have a significant impact on the voyage expenses since these were mainly operating in the pool. Voyage expenses for vessels operated in a Pool, are paid by the Pool.
The majority of other voyage expenses are port costs and agency fees which are owner's expenses on voyage charters. Port costs vary depending on the number of spot voyages performed and the number and type of ports.
Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Operating expenses	(92,813)	(107,614)
Insurance	(7,200)	(10,403)
Total vessel operating expenses	(100,013)	(118,017)

The operating expenses relate mainly to the crewing, technical and other costs to operate vessels. Crewing costs are related to crew wages, travel and victualling costs. Technical costs relate mainly to maintenance, spare parts and forwarding costs. Other costs are mainly port cost and costs for certifications and inspections. The decrease in operating expenses is  mainly related to the decrease of number of vessels in the fleet during the first half of 2024 compared to 2023. This is mainly due to the 24 VLCCs that have been sold and delivered to Frontline in course of the fourth quarter of 2023 and the first quarter of 2024. This is partially offset by the integration of the CMB.TECH vessels as of February, 2024.
General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Wages and salaries	(7,332)	(3,849)
Social security costs	(1,603)	(512)
Equity-settled share-based payments	—	851
Activated costs	358	—
Other employee benefits	(750)	(570)
Employee benefits	(9,327)	(4,080)

Administrative expenses	(25,780)	(21,031)
Tonnage Tax	(866)	(1,766)
Claims	(477)	(20)
Provisions	163	148

Total general and administrative expenses	(36,287)	(26,749)

The general and administrative expenses which include amongst others: shore staff wages, director fees, consulting and audit fees and tonnage tax, increased in the first six months of 2024 compared to the same period in 2023.
The increase compared to 2023 was related to both an increase in administrative expenses and an increase in employee benefits mainly due to the integration of CMB.TECH as per February, 2024.